As filed with the United States Securities and Exchange Commission on July 12, 2016

1933 Act Reg. No. 33-44611

1940 Act Reg. No. 811-06463

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen Rimes, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of July 2016.

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 12, 2016
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 12, 2016
(David C. Arch)

/s/ James T. Bunch*	Trustee	July 12, 2016
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	July 12, 2016
(Bruce L. Crockett)

/s/ Albert R. Dowden*	Trustee	July 12, 2016
(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	July 12, 2016
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	July 12, 2016
(Martin L. Flanagan)

/s/ Eli Jones*	Trustee	July 12, 2016
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	July 12, 2016
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	July 12, 2016
(Larry Soll)

/s/ Raymond Stickel, Jr.*	Trustee	July 12, 2016
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 12, 2016
(Philip A. Taylor)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	July 12, 2016
(Robert C. Troccoli)

/s/ Suzanne H. Woolsey*	Trustee	July 12, 2016
(Suzanne H. Woolsey)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer	July 12, 2016
(Kelli Gallegos)	(Principal Financial Officer)

*By	/s/ John M. Zerr
John M. Zerr
Attorney-in-Fact

*	John Zerr, pursuant to powers of attorney dated May 4, 2016, filed in Registrant’s Post-Effective Amendment No. 68 on May 11, 2016.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def